UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08238

Morgan Stanley India Investment Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2017

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley India Investment Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2017 (unaudited)

	Shares	Value (000)
Common Stocks (93.7%)
Auto Components (5.1%)
Bosch Ltd.	20,520	$7,189
Motherson Sumi Systems Ltd.	3,203,391	18,347
		25,536
Automobiles (1.9%)
Maruti Suzuki India Ltd.	103,793	9,616

Banks (14.3%)
DCB Bank Ltd. (a)	3,318,386	8,700
HDFC Bank Ltd.	739,332	16,727
IndusInd Bank Ltd.	1,648,856	36,188
Yes Bank Ltd.	450,000	10,719
		72,334
Capital Markets (2.3%)
Motilal Oswal Financial Services Ltd.	1,041,017	11,645

Construction & Engineering (5.5%)
Ashoka Buildcon Ltd.	1,980,272	6,008
Larsen & Toubro Ltd.	907,892	22,019
		28,027
Construction Materials (8.0%)
Prism Cement Ltd. (a)	3,462,649	5,221
Ramco Cements Ltd. (The)	1,235,984	12,803
Shree Cement Ltd.	86,140	22,662
		40,686
Consumer Finance (7.1%)
Bharat Financial Inclusion Ltd. (a)	558,778	6,957
Cholamandalam Investment and Finance Co., Ltd.	489,064	7,268
Shriram Transport Finance Co., Ltd.	1,315,149	21,833
		36,058
Diversified Financial Services (1.8%)
L&T Finance Holdings Ltd.	4,738,935	9,024

Electronic Equipment, Instruments & Components (1.7%)
Redington India Ltd.	5,174,972	8,770

Gas Utilities (5.1%)
Gujarat State Petronet Ltd.	3,726,154	9,267
Indraprastha Gas Ltd.	1,066,228	16,666
		25,933
Information Technology Services (7.4%)
Cognizant Technology Solutions Corp., Class A (a)	168,786	10,046
Infosys Ltd.	1,746,083	27,488
		37,534
Machinery (10.9%)
Ashok Leyland Ltd.	18,753,019	24,418

Eicher Motors Ltd.	77,507	30,541
		54,959
Media (4.8%)
Zee Entertainment Enterprises Ltd.	2,969,091	24,488

Oil, Gas & Consumable Fuels (4.5%)
Bharat Petroleum Corp., Ltd.	2,282,945	22,847

Personal Products (4.0%)
Colgate-Palmolive India Ltd.	711,843	10,913
Marico Ltd.	1,991,943	9,045
		19,958
Pharmaceuticals (5.2%)
Cipla Ltd.	1,105,319	10,093
Glenmark Pharmaceuticals Ltd.	350,705	4,602
Lupin Ltd.	521,230	11,601
		26,296
Tobacco (1.9%)
ITC Ltd.	2,200,000	9,497

Transportation Infrastructure (2.2%)
Gateway Distriparks Ltd.	2,882,532	11,222
Total Common Stocks (Cost $279,621)		474,430
Short-Term Investment (0.4%)
Investment Company (0.4%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (b) (Cost $2,054)	2,054,201	2,054
Total Investments (94.1%) (Cost $281,675) (c)(d)		476,484
Other Assets in Excess of Liabilities (5.9%)		29,769
Net Assets (100.0%)		$506,253

(a)	Non-income producing security.
(b)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2017, advisory fees paid were reduced by approximately $1,000 relating to the Fund’s investment in the Liquidity Funds.

(c)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2017, the Fund did not engage in any cross-trade transactions.

(d)

At March 31, 2017, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $202,693,000 and the aggregate gross unrealized depreciation is approximately $7,884,000 resulting in net unrealized appreciation of approximately $194,809,000.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	22.0%
Banks	15.2
Machinery	11.5
Construction Materials	8.5
Information Technology Services	7.9
Consumer Finance	7.6
Construction & Engineering	5.9
Pharmaceuticals	5.5
Gas Utilities	5.4
Auto Components	5.4
Media	5.1
Total Investments	100.0%

*         Industries and/or investment types representing less than 5% of total investments.

Morgan Stanley India Investment Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2017 (unaudited)

Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges; (2) all other equity portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Directors (the “Directors”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (4) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”) or Morgan Stanley Investment Management Company (“MSIM Company”) (the “Sub-Adviser”), a wholly owned subsidiary of Morgan Stanley, determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the  Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange (“NYSE”).  If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors. (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into United States dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

The Fund has procedures to determine the fair value of securities and other financial instruments for which market prices are not readily available. Under these procedures, the Valuation Committee convenes on a regular and ad hoc basis to review such securities and considers a number of factors, including valuation methodologies and significant unobservable valuation inputs, when arriving at fair value. The Valuation Committee may employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The Valuation Committee employs various methods for calibrating these valuation approaches including a regular review of valuation methodologies, key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017.

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Auto Components	$25,536	$—	$—	$25,536
Automobiles	9,616	—	—	9,616
Banks	55,607	16,727	—	72,334
Capital Markets	11,645	—	—	11,645
Construction & Engineering	28,027	—	—	28,027
Construction Materials	40,686	—	—	40,686
Consumer Finance	36,058	—	—	36,058
Diversified Financial Services	9,024	—	—	9,024
Electronic Equipment, Instruments & Components	8,770	—	—	8,770
Gas Utilities	25,933	—	—	25,933
Information Technology Services	37,534	—	—	37,534
Machinery	54,959	—	—	54,959
Media	24,488	—	—	24,488
Oil, Gas & Consumable Fuels	22,847	—	—	22,847
Personal Products	19,958	—	—	19,958
Pharmaceuticals	26,296	—	—	26,296
Tobacco	9,497	—	—	9,497
Transportation Infrastructure	11,222	—	—	11,222
Total Common Stocks	457,703	16,727	—	474,430

Short-Term Investment
Investment Company	2,054	—	—	2,054
Total Assets	$459,757	$16,727	$—	$476,484

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2017, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley India Investment Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 18, 2017

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 18, 2017